Annual Fund Operating Expenses - Calamos Bitcoin 90 Series Structured Alt Protection ETF - July - Calamos Bitcoin 90 Series Structured Alt Protection ETF - July	Jul. 08, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.69%

[1]	"Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.